Commitments and Contingent Liabilities- Summary of Off-Balance Sheet Credit Risks, Net of Participations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off Balance Sheet Credit Risk	$ 34,039	[1]	$ 31,265	[1]
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off Balance Sheet Credit Risk	6,721	[2]	7,167	[2]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off Balance Sheet Credit Risk	310		219
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off Balance Sheet Credit Risk	$ 244,382	[3]	$ 245,717	[3]

[1]	Net of participations totaling $6 million at Dec. 31, 2013 and $350 million at Dec. 31, 2012.
[2]	Net of participations totaling $720 million at Dec. 31, 2013 and $1.0 billion at Dec. 31, 2012.
[3]	Excludes the indemnification for securities booked at BNY Mellon beginning in late 2013 resulting from the CIBC Mellon joint venture, which totaled $60 billion at Dec. 31, 2013. The balance at Dec. 31, 2012 excludes $66 billion of securities lending at the CIBC Mellon joint venture.